Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Dividends per share	¥ 8.00	¥ 2.00	¥ 8.00	¥ 2.00